CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Current assets:
Cash and cash equivalents	$ 61,240	$ 71,881
Accounts receivable (net of allowance of $125.0 for 2015)	3,107	2,530
Unbilled accounts receivable	3,595	3,541
Prepaid expenses and other current assets	2,599	4,936
Current assets of discontinued operations	439	3,172
Total current assets	70,980	86,060
Property and equipment, net	6,371	6,290
Intangible assets, net	3,389	7,065
Goodwill	58,631	60,635
Other non-current assets	3,098	3,072
Non-current assets of discontinued operations	9	9,982
Total assets	142,478	173,104
Current liabilities:
Accounts payable	3,189	4,323
Accrued expenses and other current liabilities	12,413	11,667
Current contingent acquisition consideration	0	2,845
Deferred revenue	13,435	11,472
Current liabilities of discontinued operations	17,883	11,919
Total current liabilities	46,920	42,226
Deferred tax liability	3,166	2,119
Other non-current liabilities	4,140	3,442
Non-current liabilities of discontinued operations	0	7,267
Total liabilities	54,226	55,054
Commitments and Contingencies	0	0
Stockholders' equity
Common stock, $0.001 par value; 300,000 shares authorized; 32,276 and 31,615 shares issued and outstanding, respectively	32	32
Additional paid-in capital	283,669	277,583
Accumulated deficit	(194,854)	(159,859)
Accumulated other comprehensive (loss) income	(595)	294
Total stockholders' equity	88,252	118,050
Total liabilities and stockholders' equity	$ 142,478	$ 173,104